INCOME TAXES (Tables)	12 Months Ended
Dec. 25, 2021
Components of Income Tax Expense (Benefit)

Income tax provisions for the years ended December 25, 2021, December 26, 2020, and December 28, 2019 are summarized as follows (in thousands):

	2021	2020	2019
Currently Payable:
Federal	$115,077	$59,055	$35,267
State and local	30,441	16,709	10,071
Foreign	21,095	8,601	5,834
	166,613	84,365	51,172
Net Deferred:
Federal	6,242	2,292	6,895
State and local	118	(1,518)	805
Foreign	999	1,962	(602)
	7,359	2,736	7,098
Total income tax expense	$173,972	$87,101	$58,270

Components of Earnings Before Income Taxes

	2021	2020	2019
U.S.	$645,316	$308,167	$220,532
Foreign	81,020	32,816	20,142
Total	$726,336	$340,983	$240,674

Effective Income Tax Rate Reconciliation

	2021	2020	2019
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.3	3.4	3.9
Effect of noncontrolling owned interest in earnings of partnerships	n/a	n/a	(0.1)
Tax credits, including foreign tax credit	(0.6)	(0.9)	(1.3)
Change in uncertain tax positions reserve	(0.1)	(0.1)	(0.1)
Other permanent differences	(0.4)	0.6	0.5
Other, net	0.7	1.5	0.3
Effective income tax rate	23.9%	25.5%	24.2%

Components of Deferred Tax Assets and Liabilities

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 25, 2021 and December 26, 2020 are as follows (in thousands):

	2021	2020
Employee benefits	$27,543	$23,236
Lease liability	24,627	19,376
Net operating loss carryforwards	5,502	6,463
Foreign subsidiary capital loss carryforward	527	527
Other tax credits	450	391
Inventory	2,007	1,633
Reserves on receivables	1,446	1,630
Accrued expenses	5,735	3,071
Other, net	5,233	8,483
Gross deferred income tax assets	73,070	64,810
Valuation allowance	(3,952)	(4,044)
Deferred income tax assets	69,118	60,766
Depreciation	(64,387)	(41,403)
Intangibles	(38,367)	(22,840)
Right of use assets	(23,866)	(19,376)
Deferred income tax liabilities	(126,620)	(83,619)
Net deferred income tax liability	$(57,502)	$(22,853)

Schedule of NOL and credit carryforwards

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2022 - 2026	$—	$—	$536	$—	$—
2027 - 2031	—	436	1,424	—	—
2032 - 2036	—	670	106	—	450
2037 - 2041	790	808	—	—	—
Thereafter	—	438	294	—	—
Total	$790	$2,352	$2,360	$—	$450